SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A Common Stock Subject to Possible Redemption (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 24, 2020	Mar. 31, 2021	Jun. 30, 2020	Sep. 30, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Temporary Equity, Shares Outstanding		7,590,195	0
Transaction costs	$ 1,858,498
Deferred tax asset		$ 39,000
Valuation allowance on deferred tax asset		39,000
Income tax expense		$ 0	$ 0
Effective tax rate (as a percent)		0.00%	0.00%
Unrecognized tax benefits		$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0	$ 0	$ 0